Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits	[1]	$ 1,206,543	$ 1,325,178
Others	[2]	138,667	198,665
Total		$ 1,345,210	$ 1,523,843

[1]	Accrued payroll and employee benefits mainly include employee salary accrued for current month and is to be paid in the following month, plus accrued employee social security insurance and housing fund in accordance with PRC labor laws.
[2]	Others mainly include rental fee payables, utilities fee payables, other professional fee payables, as well as miscellaneous expenses to support the Company’s daily operations.